Shareholder Report		6 Months Ended
	Jan. 01, 2024	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS/A
Amendment Flag		true
Amendment Description		complete filing
Registrant Name		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Entity Central Index Key		0000736913
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000022323
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/variable-investment-trusts/literature
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.91%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.91%
AssetsNet		$ 528,970,133
Holdings Count | Holding		78
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$528,970,133
Number of Portfolio Holdings	78
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.0%
Industrials	18.3%
Consumer Discretionary	14.0%
Health Care	13.4%
Financials	12.4%
Communication Services	7.1%
Consumer Staples	3.8%
Energy	2.0%
Utilities	1.3%
Materials	1.0%
Short-Term Investments	3.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc., Class A	4.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
Spotify Technology SA	2.9%
Ares Management Corp., Class A	2.6%
Super Micro Computer, Inc.	2.5%
Cencora, Inc.	2.3%
Datadog, Inc., Class A	2.3%
Trade Desk, Inc., Class A	2.3%
Deckers Outdoor Corp.	2.0%
Apollo Global Management, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Accountant Change Date	Jan. 01, 2024
C000022324
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Portfolio
Class Name		Class S
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/variable-investment-trusts/literature
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$58	1.10%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		1.10%
AssetsNet		$ 528,970,133
Holdings Count | Holding		78
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$528,970,133
Number of Portfolio Holdings	78
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.0%
Industrials	18.3%
Consumer Discretionary	14.0%
Health Care	13.4%
Financials	12.4%
Communication Services	7.1%
Consumer Staples	3.8%
Energy	2.0%
Utilities	1.3%
Materials	1.0%
Short-Term Investments	3.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc., Class A	4.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
Spotify Technology SA	2.9%
Ares Management Corp., Class A	2.6%
Super Micro Computer, Inc.	2.5%
Cencora, Inc.	2.3%
Datadog, Inc., Class A	2.3%
Trade Desk, Inc., Class A	2.3%
Deckers Outdoor Corp.	2.0%
Apollo Global Management, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Accountant Change Date	Jan. 01, 2024
C000022322
Shareholder Report [Line Items]
Fund Name		Short Duration Bond Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/variable-investment-trusts/literature
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.84%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.84%
AssetsNet		$ 79,522,895
Holdings Count | Holding		309
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$79,522,895
Number of Portfolio Holdings	309
Portfolio Turnover Rate	40%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net AssetsFootnote Reference*)

Corporate Bonds	38.7%
Mortgage-Backed Securities	29.1%
Asset-Backed Securities	24.8%
Loan Assignments	2.8%
Short-Term Investments	5.9%
Liabilities Less Other Assets	(1.3)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (otherthan options purchased), if any.
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference**)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.8%
Federal Home Loan Mortgage Corp.	4.1%
Federal National Mortgage Association	3.4%
RRX 3 Ltd.	2.4%
RR 29 Ltd.	2.4%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.3%
Banco Santander SA	2.2%
Connecticut Avenue Securities Trust	2.1%
Federal National Mortgage Association Connecticut Avenue Securities	1.9%
Goldman Sachs Group, Inc.	1.9%
Footnote	Description
Footnote**	Derivatives (other than options purchased), if any, are excluded from this calculation.

Accountant Change Date	Jan. 01, 2024
C000022326
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/variable-investment-trusts/literature
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.01%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		1.01%
AssetsNet		$ 124,067,892
Holdings Count | Holding		71
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$124,067,892
Number of Portfolio Holdings	71
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.9%
Industrials	20.1%
Consumer Discretionary	10.0%
Utilities	8.7%
Energy	8.3%
Financials	7.8%
Health Care	7.3%
Consumer Staples	4.4%
Materials	3.7%
Real Estate	1.8%
Communication Services	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	3.1%
McKesson Corp.	2.7%
Pure Storage, Inc., Class A	2.5%
KBR, Inc.	2.5%
CenterPoint Energy, Inc.	2.4%
IPG Photonics Corp.	2.3%
Hewlett Packard Enterprise Co.	2.3%
EOG Resources, Inc.	2.2%
AerCap Holdings NV	2.2%
Fortune Brands Innovations, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Accountant Change Date	Jan. 01, 2024
C000022327
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Portfolio
Class Name		Class S
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/variable-investment-trusts/literature
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$63	1.25%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		1.25%
AssetsNet		$ 124,067,892
Holdings Count | Holding		71
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$124,067,892
Number of Portfolio Holdings	71
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.9%
Industrials	20.1%
Consumer Discretionary	10.0%
Utilities	8.7%
Energy	8.3%
Financials	7.8%
Health Care	7.3%
Consumer Staples	4.4%
Materials	3.7%
Real Estate	1.8%
Communication Services	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	3.1%
McKesson Corp.	2.7%
Pure Storage, Inc., Class A	2.5%
KBR, Inc.	2.5%
CenterPoint Energy, Inc.	2.4%
IPG Photonics Corp.	2.3%
Hewlett Packard Enterprise Co.	2.3%
EOG Resources, Inc.	2.2%
AerCap Holdings NV	2.2%
Fortune Brands Innovations, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Accountant Change Date	Jan. 01, 2024
C000022328
Shareholder Report [Line Items]
Fund Name		Sustainable Equity Portfolio
Class Name		Class I
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/variable-investment-trusts/literature
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.93%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.93%
AssetsNet		$ 818,138,828
Holdings Count | Holding		44
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$818,138,828
Number of Portfolio Holdings	44
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	27.6%
Financials	22.8%
Consumer Discretionary	12.5%
Health Care	12.3%
Communication Services	9.2%
Industrials	8.1%
Consumer Staples	3.4%
Materials	1.5%
Energy	1.4%
Utilities	1.2%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	9.8%
Amazon.com, Inc.	9.2%
Alphabet, Inc., Class A	8.1%
Berkshire Hathaway, Inc., Class B	4.5%
MasterCard, Inc., Class A	4.3%
GoDaddy, Inc., Class A	3.9%
Cigna Group	3.8%
Interactive Brokers Group, Inc., Class A	3.4%
Progressive Corp.	3.3%
Cencora, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Accountant Change Date	Jan. 01, 2024
C000035621
Shareholder Report [Line Items]
Fund Name		Sustainable Equity Portfolio
Class Name		Class S
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/variable-investment-trusts/literature
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$63	1.17%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		1.17%
AssetsNet		$ 818,138,828
Holdings Count | Holding		44
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$818,138,828
Number of Portfolio Holdings	44
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	27.6%
Financials	22.8%
Consumer Discretionary	12.5%
Health Care	12.3%
Communication Services	9.2%
Industrials	8.1%
Consumer Staples	3.4%
Materials	1.5%
Energy	1.4%
Utilities	1.2%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	9.8%
Amazon.com, Inc.	9.2%
Alphabet, Inc., Class A	8.1%
Berkshire Hathaway, Inc., Class B	4.5%
MasterCard, Inc., Class A	4.3%
GoDaddy, Inc., Class A	3.9%
Cigna Group	3.8%
Interactive Brokers Group, Inc., Class A	3.4%
Progressive Corp.	3.3%
Cencora, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Accountant Change Date	Jan. 01, 2024